Income taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.19	31.12.18	31.12.17

Tax expense / (benefit)
Swiss
Current	365	469	455
Deferred	265	2,377	107
Total Swiss	630	2,846	562
Non-Swiss
Current	426	575	435
Deferred	211	(1,953)	3,308
Total non-Swiss	637	(1,378)	3,743
Total income tax expense / (benefit) recognized in the income statement	1,267	1,468	4,305

Income tax recognized in the income statement

Income tax expenses of USD 1,267 million were recognized for the Group in 2019, representing an effective tax rate of 22.7%. This included net Swiss tax expenses of USD 630 million and net non-Swiss tax expenses of USD 637 million.

The Swiss tax expenses included current tax expenses of USD 365 million related to taxable profits earned by Swiss subsidiaries. In addition, they included deferred tax expenses of USD 265 million, which primarily reflect the amortization of deferred tax assets (DTAs) previously recognized in relation to deductible temporary differences.

The non-Swiss tax expenses included current tax expenses of USD 426 million related to taxable profits earned by non-Swiss subsidiaries and branches. In addition, they included deferred tax expenses of USD 211 million. These included expenses of USD 471 million that primarily reflected the amortization of DTAs previously recognized in relation to tax losses carried forward and deductible temporary differences, including the amortization of US tax loss DTAs at the level of UBS Americas Inc. These were partly offset by a benefit of USD 260 million in respect of additional DTA recognition that resulted from the contribution of real estate assets by UBS AG to UBS Americas Inc. in the year. The additional DTA recognition related to the elections that were made in the fourth quarter of 2018 to capitalize certain historic real estate costs.

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Operating profit / (loss) before tax	5,577	5,991	5,351
of which: Swiss	2,571	1,843	2,093
of which: non-Swiss	3,006	4,148	3,258
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017	1,143	1,258	1,124
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	82	55	217
Tax effects of losses not recognized	131	223	173
Previously unrecognized tax losses now utilized	(265)	(25)	(368)
Non-taxable and lower taxed income	(351)	(430)	(309)
Non-deductible expenses and additional taxable income	732	905	606
Adjustments related to prior years – current tax	(5)	114	(13)
Adjustments related to prior years – deferred tax	(6)	26	4
Change in deferred tax recognition	(294)	(795)	(165)
Adjustments to deferred tax balances arising from changes in tax rates	(9)	0	2,897
Other items	107	137	139
Income tax expense / (benefit)	1,267	1,468	4,305

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local tax rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity, but is not included in its profit that is reported in the financial statements. In addition, they include expenses for the year that are non-deductible. For example, the costs of entertaining clients are not deductible in certain locations.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, e.g., if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax recognition

This item relates to changes in DTAs, including those previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity during the year. These included the following items:

–a net tax expense of USD 326 million recognized in other comprehensive income (OCI) (2018: net benefit of USD 345 million), which included a tax expense of USD 253 million related to cash flow hedges (2018: benefit of USD 67 million), a tax expense of USD 41 million related to financial assets recognized at fair value through OCI (2018: benefit of USD 12 million), a tax expense of zero related to foreign currency translation gains and losses (2018: expense of USD 2 million), a tax expense of USD 41 million related to defined benefit pension plans (2018: benefit of USD 276 million) and a tax benefit of USD 8 million related to own credit (2018: expense of USD 8 million);

–a net tax benefit of USD 11 million recognized in share premium (2018: benefit of USD 4 million).

Deferred tax assets and liabilities

The Group has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences and also deferred tax liabilities in respect of taxable temporary differences as shown in the table below. The valuation allowances reflect DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2019, USD 9.3 billion related to the US and USD 0.2 billion related to other locations (as of 31 December 2018, USD 9.5 billion related to the US and USD 0.6 billion related to other locations).

The recognition of DTAs is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available that would result in additional future taxable income and these would be utilized, if necessary.

As of 31 December 2019, the Group has recognized DTAs of USD 75 million (31 December 2018: USD 53 million) in respect of entities that incurred losses in either the current or preceding year.

USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,186	(613)	3,572	4,571	(565)	4,006
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,080	(179)	901	1,150	(192)	959
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	6	0	6	202	0	202
of which: other	782	(429)	353	670	(298)	372
Total deferred tax assets	19,011	(9,474)	9,537	19,659	(9,554)	10,105

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Unrecognized tax loss carry-forwards
USD million	31.12.19	31.12.18
Within 1 year	13	0
From 2 to 5 years	609	464
From 6 to 10 years	14,712	16,297
From 11 to 20 years	4,030	4,457
No expiry	18,364	17,210
Total	37,728	38,428

As of 31 December 2019, USD 17.8 billion of the unrecognized tax losses carried forward related to the US, USD 14.9 billion related to the UK and USD 5.0 billion related to other locations (as of 31 December 2018, USD 20.0 billion related to the US, USD 14.2 billion related to the UK and USD 4.2 billion related to other locations).

In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years, and US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely. The amounts of US tax loss carry-forwards that are included in the above table are based on their amount for federal tax purposes rather than for state and local tax purposes.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates and interests in joint arrangements, except to the extent that the Group can control the timing of the reversal of the associated taxable temporary difference and it is probable that it will not reverse in the foreseeable future. However, as of 31 December 2019, this exception was not considered to apply to any taxable temporary differences.

UBS AG
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
USD million	31.12.19	31.12.18	31.12.17

Tax expense / (benefit)
Swiss
Current	336	434	408
Deferred	246	2,326	91
Total Swiss	582	2,760	499
Non-Swiss
Current	402	537	435
Deferred	214	(1,952)	3,308
Total non-Swiss	616	(1,415)	3,743
Total income tax expense / (benefit) recognized in the income statement	1,198	1,345	4,242

Income tax recognized in the income statement

Income tax expenses of USD 1,198 million were recognized for UBS AG in 2019, representing an effective tax rate of 23.2%. This included net Swiss tax expenses of USD 582 million and net non-Swiss tax expenses of USD 616 million.

The Swiss tax expenses included current tax expenses of USD 336 million related to taxable profits earned by Swiss subsidiaries. In addition, they included deferred tax expenses of USD 246 million, which primarily reflect the amortization of deferred tax assets (DTAs) previously recognized in relation to deductible temporary differences.

The non-Swiss tax expenses included current tax expenses of USD 402 million related to taxable profits earned by non-Swiss subsidiaries and branches. In addition, they included deferred tax expenses of USD 214 million. These included expenses of USD 474 million that primarily reflected the amortization of DTAs previously recognized in relation to tax losses carried forward and deductible temporary differences, including the amortization of US tax loss DTAs at the level of UBS Americas Inc. These were partly offset by a benefit of USD 260 million in respect of additional DTA recognition that resulted from the contribution of real estate assets by UBS AG to UBS Americas Inc. in the year. The additional DTA recognition related to the elections that were made in the fourth quarter of 2018 to capitalize certain historic real estate costs.

	For the year ended
USD million	31.12.19	31.12.18	31.12.17
Operating profit / (loss) before tax	5,169	5,458	5,076
of which: Swiss	2,297	1,427	1,911
of which: non-Swiss	2,872	4,031	3,165
Income taxes at Swiss tax rate of 20.5% for 2019 and 21% for 2018 and 2017	1,060	1,146	1,066
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	72	68	230
Tax effects of losses not recognized	131	222	173
Previously unrecognized tax losses now utilized	(265)	(25)	(368)
Non-taxable and lower taxed income	(305)	(419)	(306)
Non-deductible expenses and additional taxable income	713	883	588
Adjustments related to prior years – current tax	1	114	(14)
Adjustments related to prior years – deferred tax	(6)	27	6
Change in deferred tax recognition	(293)	(802)	(165)
Adjustments to deferred tax balances arising from changes in tax rates	(9)	0	2,897
Other items	99	130	135
Income tax expense / (benefit)	1,198	1,345	4,242

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the Swiss tax rate to the tax expense that would arise at the applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss tax rate to the tax benefit that would arise at the applicable local tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year that are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local tax rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to tax deductions for the year in respect of permanent differences. These include deductions in respect of profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also include deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item relates to additional taxable income for the year in respect of permanent differences. These include income that is recognized for tax purposes by an entity, but is not included in its profit that is reported in the financial statements. In addition, they include expenses for the year that are non-deductible. For example, the costs of entertaining clients are not deductible in certain locations.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, e.g., if the tax payable for a year is agreed with the tax authorities in an amount that differs from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, e.g., if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax recognition

This item relates to changes in DTAs, including those previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including movements in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity during the year. These included the following items:

–a net tax expense of USD 327 million recognized in other comprehensive income (OCI) (2018: net benefit of USD 314 million), which included a tax expense of USD 253 million related to cash flow hedges (2018: benefit of USD 67 million), a tax expense of USD 41 million related to financial assets recognized at fair value through OCI (2018: benefit of USD 12 million), a tax expense of USD 1 million related to foreign currency translation gains and losses (2018: expense of USD 2 million), a tax expense of USD 41 million related to defined benefit pension plans (2018: benefit of USD 245 million) and a tax benefit of USD 8 million related to own credit (2018: expense of USD 8 million);

–a net tax benefit of USD 11 million recognized in share premium (2018: benefit of USD 5 million).

Deferred tax assets and liabilities

UBS AG has gross DTAs, valuation allowances and recognized DTAs related to tax loss carry-forwards and deductible temporary differences and also deferred tax liabilities in respect of taxable temporary differences as shown in the table below. The valuation allowances reflect DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

Of the recognized DTAs as of 31 December 2019, USD 9.3 billion related to the US and USD 0.2 billion related to other locations (as of 31 December 2018, USD 9.5 billion related to the US and USD 0.6 billion related to other locations).

The recognition of DTAs is supported by forecasts of taxable profits for the entities concerned. In addition, tax planning opportunities are available that would result in additional future taxable income and these would be utilized, if necessary.

As of 31 December 2019, UBS AG has recognized DTAs of USD 75 million (31 December 2018: USD 53 million) in respect of entities that incurred losses in either the current or preceding year.

USD million		31.12.19			31.12.18
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	14,826	(8,861)	5,965	15,088	(8,989)	6,099
Temporary differences	4,158	(610)	3,548	4,526	(559)	3,967
of which: related to real estate costs capitalized for US tax purposes	2,219	0	2,219	2,159	(25)	2,134
of which: related to compensation and benefits	1,075	(179)	896	1,146	(192)	954
of which: related to trading assets	99	(5)	93	390	(50)	339
of which: related to investments in subsidiaries and goodwill	0	0	0	179	0	179
of which: other	765	(426)	340	653	(292)	361
Total deferred tax assets	18,984	(9,471)	9,513	19,614	(9,548)	10,066

Deferred tax liabilities
Goodwill and intangible assets			29			26
Cash flow hedges			156			0
Other			126			62
Total deferred tax liabilities			311			88
1 Less deferred tax liabilities as applicable.

Unrecognized tax loss carry-forwards
USD million	31.12.19	31.12.18
Within 1 year	13	0
From 2 to 5 years	609	464
From 6 to 10 years	14,712	16,297
From 11 to 20 years	4,030	4,457
No expiry	18,364	17,210
Total	37,728	38,428

As of 31 December 2019, USD 17.8 billion of the unrecognized tax losses carried forward related to the US, USD 14.9 billion related to the UK and USD 5.0 billion related to other locations (as of 31 December 2018, USD 20.0 billion related to the US, USD 14.2 billion related to the UK and USD 4.2 billion related to other locations).

In general, US federal tax losses incurred prior to 31 December 2017 can be carried forward for 20 years, and US federal tax losses incurred after 31 December 2017 and UK tax losses can be carried forward indefinitely. The amounts of US tax loss carry-forwards that are included in the above table are based on their amount for federal tax purposes rather than for state and local tax purposes.

Deferred tax liabilities are recognized in respect of investments in subsidiaries, branches and associates and interests in joint arrangements, except to the extent that UBS AG can control the timing of the reversal of the associated taxable temporary difference and it is probable that it will not reverse in the foreseeable future. However, as of 31 December 2019, this exception was not considered to apply to any taxable temporary differences.